Recapitalization (Details) - USD ($)					12 Months Ended
		Dec. 05, 2024	Dec. 04, 2024	Nov. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recapitalization [Line Items]
Issue price of per share					$ 0.0001
Ordinary shares (in Shares)	[1]					72,000
Earn out shares, percentage					50.00%
After closing year					2 years
Market price		$ 10.72
Professional service expenditures (in Dollars)					$ 10,043,094	$ 7,309,660	$ 2,407,919
Blue Ocean [Member]
Recapitalization [Line Items]
Founder shares (in Shares)					4,743,750
Aggregate principal amount (in Dollars)				$ 4,355,000
TNL [Member]
Recapitalization [Line Items]
Issue price of per share					$ 0.0001
Conversion ratio					$ 1
Ordinary shares (in Shares)					2,726,418
Merger agreement date					24 months
Earn out shares, percentage					50.00%
After closing year					1 year
Exceeds price					$ 12
Outstanding public and private warrants (in Shares)					16,832,592
Support Agreement [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Founder shares (in Shares)					2,017,332
Omnibus Note Settlement Agreement [Member]
Recapitalization [Line Items]
Professional service expenditures (in Dollars)					$ 42,462,162	$ 4,301,416
Listing expense (in Dollars)					$ 38,160,746
Omnibus Note Settlement Agreement [Member] | TNL [Member]
Recapitalization [Line Items]
Aggregate principal amount (in Dollars)			$ 2,562,102
Class B Shares [Member]
Recapitalization [Line Items]
Issue price of per share					$ 0.0001
Class B Shares [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Issue price of per share					0.0001
Class A Shares [Member]
Recapitalization [Line Items]
Issue price of per share					0.0001
Class A Shares [Member] | Blue Ocean [Member]
Recapitalization [Line Items]
Issue price of per share					0.0001
Conversion ratio					1
Class A Shares [Member] | TNL [Member]
Recapitalization [Line Items]
Issue price of per share					$ 0.0001

[1]	In 2022, the Company raise additional capital through private placement by issuing 33 thousand shares at a subscription price of $9.017255 per share for a total of $299,814, the alteration registration was completed on May 21, 2023. In 2023, the Company raise additional capital through private placement by issuing 25 thousand shares at a subscription price of $9.017309 per share and 14 thousand shares at subscription price of $5.644321 per share for a total of $221,134 and $80,069, respectively, and the alteration registration was completed on May 21, and June 2, 2023, respectively.